Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,721,043	$145,772,342

Total Investment Companies — 96.1%
(Cost: $150,730,368)		145,772,342

Short-Term Investments
Money Market Funds — 48.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(a)(c)(d)	69,695,640	69,716,549
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(c)	3,090,000	3,090,000
		72,806,549
Total Short-Term Investments — 48.0%
(Cost: $72,806,549)		72,806,549
Total Investments in Securities — 144.1%
(Cost: $223,536,917)		218,578,891
Other Assets, Less Liabilities — (44.1)%		(66,858,360)

Net Assets — 100.0%		$151,720,531

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,318,647	$13,409,920	(a)	$—	$(12,018)	$—	$69,716,549	69,695,640	$240,430	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,310,000	780,000	(a)	—	—	—	3,090,000	3,090,000	42		—
iShares iBoxx $ High Yield Corporate Bond ETF	131,164,765	26,875,320		(8,371,584)	(96,485)	(3,799,674)	145,772,342	1,721,043	1,261,711		—
					$(108,503)	$(3,799,674)	$218,578,891		$1,502,183		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.22%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/19/22	$(11,150)	$29,144	$342	$28,802
2.38%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	01/12/23	(10,705)	(155,469)	(12,400)	(143,069)
0.33%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/30/23	(4,570)	48,341	14	48,327
0.53%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/30/23	(6,700)	71,537	29	71,508
0.77%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/05/24	(7,520)	53,026	34	52,992
0.44%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/17/24	(6,120)	139,534	6,171	133,363
1.16%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/25	(2,157)	9,726	17	9,709

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.33%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/15/25	$(28,900)	$1,289,926	$116,709	$1,173,217
0.87%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/17/26	(1,250)	41,591	(6,449)	48,040
0.87%	Annual	1-Day SOFR, 0.05%	Annual	N/A	09/29/26	(2,900)	74,892	25	74,867
1.13%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/18/26	(7,600)	111,768	68	111,700
1.32%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	11/23/26	(500)	8,275	5	8,270
1.32%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/27	(3,776)	23,627	37	23,590
1.42%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	04/07/28	(9,450)	191,388	(54,404)	245,792
1.23%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/08/28	(5,780)	187,752	(25,459)	213,211
1.12%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/03/28	(1,960)	81,866	23	81,843
1.14%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/12/28	(2,500)	60,770	31	60,739
1.21%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/22/28	(2,100)	41,810	26	41,784
1.32%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/05/29	(4,300)	59,067	58	59,009
1.45%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/27/29	(4,450)	25,065	61	25,004
0.77%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	04/01/30	(10,500)	853,839	383,566	470,273
1.59%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	06/04/31	(2,814)	68,803	(61,890)	130,693
1.36%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/20/31	(830)	17,661	13	17,648
1.28%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/30/31	(1,100)	31,596	19	31,577
1.52%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/32	(328)	2,237	6	2,231
1.61%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/32	(2,033)	(3,144)	35	(3,179)
1.54%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/05/37	(101)	1,925	2	1,923
0.86%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	03/30/45	(80)	17,392	2,354	15,038
0.87%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	03/30/50	(10)	2,458	—	2,458
1.06%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/18/50	(15)	3,095	37	3,058
							$3,389,498	$349,080	$3,040,418

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$145,772,342	$—	$—	$145,772,342
Money Market Funds	72,806,549	—	—	72,806,549
	$218,578,891	$—	$—	$218,578,891
Derivative financial instruments(a)
Assets
Swaps	$—	$3,186,666	$—	$3,186,666
Liabilities
Swaps	—	(146,248)	—	(146,248)
	$—	$3,040,418	$—	$3,040,418

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

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